UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust
(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(215) 914-1970

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Siren DIVCON Leaders Dividend ETF
LEAD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Siren DIVCON Leaders Dividend ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIREN DIVCON LEADERS DIVIDEND ETF	$22	0.43%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$58,974,872
Number of Holdings	59
Portfolio Turnover	0%
30-Day SEC Yield	0.83%
Visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a % of Net Asset as of  September 30, 2024)

Top 10 Issuers	(%)
Costco Wholesale Corp.	4.4%
Broadcom, Inc.	3.8%
Monolithic Power Systems, Inc.	3.1%
Cintas Corp.	2.8%
KLA Corp.	2.8%
Snap-on, Inc.	2.7%
Hubbell, Inc.	2.7%
W.W. Grainger, Inc.	2.6%
Mastercard, Inc.	2.4%
Martin Marietta Materials, Inc.	2.2%
Sector Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
Siren DIVCON Leaders Dividend ETF	PAGE 1	TSR-SAR-829658301

Siren DIVCON Dividend Defender ETF
DFND (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Siren DIVCON Dividend Defender ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIREN DIVCON DIVIDEND DEFENDER ETF	$86	1.68%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$9,915,792
Number of Holdings	72
Portfolio Turnover	0%
30-Day SEC Yield	0.22%
Visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Top 10 Long Issuers (% of Net Assets)

First American Government Obligations Fund	13.2%
KLA Corp.	2.9%
Cintas Corp.	2.5%
Visa, Inc.	2.4%
The Procter & Gamble Co.	2.4%
Verisk Analytics, Inc.	2.3%
Nordson Corp.	2.3%
McDonald’s Corp.	2.3%
Lockheed Martin Corp.	2.2%
PulteGroup, Inc.	2.2%
Sector Breakdown (%)*
*	% of total investment exposure represented by gross market value of long and short exposure
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
Siren DIVCON Dividend Defender ETF	PAGE 1	TSR-SAR-829658400

Siren Nasdaq NexGen Economy ETF
BLCN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Siren Nasdaq NexGen Economy ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIREN NASDAQ NEXGEN ECONOMY ETF	$32	0.68%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$62,298,964
Number of Holdings	52
Portfolio Turnover	0%
30-Day SEC Yield	0.47%
Visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a % of Net Asset as of  September 30, 2024)

Top 10 Issuers	(%)
First American Government Obligations Fund	7.3%
MicroStrategy, Inc.	4.4%
Cleanspark, Inc.	3.9%
NVIDIA Corp.	3.7%
Robinhood Markets, Inc.	3.7%
MARA Holdings, Inc.	3.6%
Riot Platforms, Inc.	3.3%
Galaxy Digital Holdings Ltd.	3.2%
NTT Data Group Corp.	3.1%
Coinbase Global, Inc.	2.9%
Sector Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
Siren Nasdaq NexGen Economy ETF	PAGE 1	TSR-SAR-829658202

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Siren ETF Trust
Siren DIVCON Leaders Dividend ETF (LEAD)
Siren DIVCON Dividend Defender ETF (DFND)
Siren Nasdaq NexGen Economy ETF (BLCN)
Core Financial Statements
September 30, 2024

Siren DIVCON Leaders Dividend ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communications - 1.2%
Comcast Corp. - Class A	16,378	$684,109
Consumer Discretionary - 5.7%
D.R. Horton, Inc.	5,222	996,201
McDonald’s Corp.	3,960	1,205,859
PulteGroup, Inc.	7,945	1,140,346
		3,342,406
Consumer Staples - 7.7%
Costco Wholesale Corp.	2,942	2,608,142
Lamb Weston Holdings, Inc.	6,983	452,079
The Hershey Co.	3,689	707,476
The Procter & Gamble Co.	4,563	790,312
		4,558,009
Energy - 1.2%
Marathon Petroleum Corp.	4,461	726,742
Financials - 13.7%
Aon PLC - Class A	2,180	754,258
Brown & Brown, Inc.	9,290	962,444
Cboe Global Markets, Inc.	3,788	776,048
Chubb Ltd.	3,010	868,054
CME Group, Inc.	2,967	654,669
Globe Life, Inc.	5,647	598,074
Marsh & McLennan Companies, Inc.	3,499	780,592
Mastercard, Inc. - Class A	2,884	1,424,119
Visa, Inc. - Class A	4,612	1,268,069
		8,086,327
Industrials - 28.1%(a)
A O Smith Corp.	9,183	824,909
Allegion PLC	6,361	927,052
Cintas Corp.	8,096	1,666,805
Cummins, Inc.	3,031	981,408
Eaton Corp. PLC	3,000	994,320
Fastenal Co.	11,541	824,258
Honeywell International, Inc.	3,494	722,245
Hubbell, Inc.	3,727	1,596,460
Illinois Tool Works, Inc.	2,948	772,582
Jacobs Solutions, Inc.	5,457	714,321
Lockheed Martin Corp.	1,554	908,406
Nordson Corp.	2,905	762,940
Old Dominion Freight Line, Inc.	5,450	1,082,588
Rockwell Automation, Inc.	2,474	664,170
Snap-on, Inc.	5,540	1,604,993
W.W. Grainger, Inc.	1,450	1,506,275
		16,553,732
Materials - 7.6%
Albemarle Corp.	5,520	522,799
Linde PLC	1,717	818,769
Martin Marietta Materials, Inc.	2,424	1,304,718

	Shares	Value
PPG Industries, Inc.	6,738	$892,516
The Sherwin-Williams Co.	2,496	952,648
		4,491,450
Technology - 34.7%(a)
Accenture PLC - Class A	3,413	1,206,427
Amentum Holdings, Inc. (b)	5,457	175,988
Analog Devices, Inc.	4,095	942,546
Apple, Inc.	3,782	881,206
Applied Materials, Inc.	4,806	971,052
Broadcom, Inc.	12,872	2,220,420
Broadridge Financial Solutions, Inc.	3,538	760,776
CDW Corporation of Delaware	5,660	1,280,858
Cisco Systems, Inc.	14,207	756,097
FactSet Research Systems, Inc.	2,458	1,130,311
Intuit, Inc.	1,281	795,501
KLA Corp.	2,109	1,633,231
Microchip Technology, Inc.	8,856	711,048
Microsoft Corp.	1,894	814,988
Monolithic Power Systems, Inc.	1,953	1,805,549
Moody’s Corp.	1,841	873,720
Motorola Solutions, Inc.	2,150	966,705
MSCI, Inc.	2,190	1,276,617
Verisk Analytics, Inc.	4,771	1,278,437
		20,481,477
TOTAL COMMON STOCKS (Cost $47,332,343)		58,924,252
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - 4.82% (c)	51,911	51,911
TOTAL SHORT-TERM INVESTMENTS (Cost $51,911)		51,911
TOTAL INVESTMENTS - 100.0% (Cost $47,384,254)		$58,976,163
Liabilities in Excess of Other Assets - (0.0)%(d)		(1,291)
TOTAL NET ASSETS - 100.0%		$58,974,872

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Siren DIVCON Dividend Defender ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.2%
Communications - 1.1%
Comcast Corp. - Class A	2,622	$109,521
Consumer Discretionary - 6.2%
D.R. Horton, Inc.	893	170,358
McDonald’s Corp.	734	223,510
PulteGroup, Inc.	1,536	220,462
		614,330
Consumer Staples - 5.9%
Costco Wholesale Corp.	129	114,361
Lamb Weston Holdings, Inc.	1,399	90,571
The Hershey Co.	757	145,177
The Procter & Gamble Co.	1,353	234,340
		584,449
Energy - 2.2%
Marathon Petroleum Corp.	1,324	215,693
Financials - 13.5%
Aon PLC - Class A	401	138,742
Brown & Brown, Inc.	1,933	200,259
Cboe Global Markets, Inc.	631	129,273
Chubb Ltd.	483	139,292
CME Group, Inc.	552	121,799
Globe Life, Inc.	853	90,341
Marsh & McLennan Companies, Inc.	545	121,584
Mastercard, Inc. - Class A	335	165,423
Visa, Inc. - Class A	865	237,832
		1,344,545
Industrials - 26.4%(a)
A O Smith Corp.	1,491	133,936
Allegion PLC	1,066	155,359
Cintas Corp.	1,192	245,409
Cummins, Inc.	571	184,884
Eaton Corp. PLC	479	158,760
Fastenal Co.	1,369	97,774
Honeywell International, Inc.	626	129,400
Hubbell, Inc.	286	122,508
Illinois Tool Works, Inc.	629	164,842
Jacobs Solutions, Inc.	1,003	131,293
Lockheed Martin Corp.	379	221,548
Nordson Corp.	862	226,387
Old Dominion Freight Line, Inc.	394	78,264
Rockwell Automation, Inc.	571	153,291
Snap-on, Inc.	738	213,806
W.W. Grainger, Inc.	191	198,413
		2,615,874
Materials - 7.1%
Albemarle Corp.	980	92,816
Linde PLC	264	125,891
Martin Marietta Materials, Inc.	136	73,202

	Shares	Value
PPG Industries, Inc.	1,422	$188,358
The Sherwin-Williams Co.	577	220,223
		700,490
Technology - 23.8%
Accenture PLC - Class A	93	32,874
Amentum Holdings, Inc.(b)	1,003	32,347
Analog Devices, Inc.	641	147,539
Apple, Inc.	416	96,928
Applied Materials, Inc.	850	171,742
Broadcom, Inc.	500	86,250
Broadridge Financial Solutions, Inc.	328	70,530
Cisco Systems, Inc.	2,570	136,775
FactSet Research Systems, Inc.	446	205,093
Intuit, Inc.	111	68,931
KLA Corp.	374	289,629
Microchip Technology, Inc.	126	10,117
Microsoft Corp.	234	100,690
Monolithic Power Systems, Inc.	227	209,862
Moody’s Corp.	382	181,293
Motorola Solutions, Inc.	376	169,061
MSCI, Inc.	218	127,079
Verisk Analytics, Inc.	848	227,230
		2,363,970
TOTAL COMMON STOCKS (Cost $6,820,159)		8,548,872
SHORT-TERM INVESTMENTS - 13.2%
Money Market Funds - 13.2%
First American Government Obligations Fund - 4.82%(c)	1,312,334	1,312,334
TOTAL SHORT-TERM INVESTMENTS (Cost $1,312,334)		1,312,334
TOTAL INVESTMENTS - 99.4% (Cost $8,132,493)		$9,861,206
Other Assets in Excess of Liabilities - 0.6%		54,586
TOTAL NET ASSETS - 100.0%		$9,915,792

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Siren DIVCON Dividend Defender ETF
Schedule of Securities Sold Short
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - (24.3)%
Communications - (4.2)%
AT&T, Inc.	(9,784)	$(215,248)
News Corp. - Class B	(6,119)	(171,026)
Paramount Global - Class B	(2,930)	(31,117)
		(417,391)
Consumer Discretionary - (3.4)%
Ford Motor Co.	(21,605)	(228,149)
VF Corp.	(5,376)	(107,251)
		(335,400)
Energy - (2.0)%
APA Corp.	(3,622)	(88,594)
Devon Energy Corp.	(2,836)	(110,944)
		(199,538)
Industrials - (1.9)%
Southwest Airlines Co.	(6,288)	(186,313)
Materials - (6.3)%
Freeport-McMoRan, Inc.	(4,279)	(213,608)
International Paper Co.	(4,055)	(198,087)
Smurfit WestRock PLC	(4,246)	(209,837)
		(621,532)
Technology - (1.0)%
Intel Corp.	(4,297)	(100,808)
Utilities - (5.5)%
CenterPoint Energy, Inc.	(8,474)	(249,305)
Dominion Energy, Inc.	(5,229)	(302,184)
		(551,489)
TOTAL COMMON STOCKS (Proceeds $2,303,743)		(2,412,471)
TOTAL SECURITIES SOLD SHORT - (24.3)% (Proceeds $2,303,743)		$(2,412,471)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

3

Siren Nasdaq NexGen Economy ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communications - 8.8%
Baidu, Inc. - ADR (a)	15,332	$1,614,306
Digital Garage, Inc.	68,075	1,449,362
GMO Internet, Inc.	79,907	1,395,488
Meta Platforms, Inc. - Class A	1,835	1,050,428
		5,509,584
Consumer Discretionary - 8.0%
Alibaba Group Holding Ltd. - ADR	10,625	1,127,525
Beyond, Inc. (a)	121,001	1,219,690
JD.com, Inc. - ADR	32,200	1,288,000
Rakuten Group, Inc. (a)	205,730	1,324,917
		4,960,132
Consumer Staples - 1.6%
Walmart, Inc.	12,474	1,007,276
Financials - 32.5%(b)
American Express Co.	2,990	810,888
BlackRock, Inc.	611	580,151
Coinbase Global, Inc. - Class A (a)	10,013	1,784,016
Customers Bancorp, Inc. (a)	26,652	1,237,985
Galaxy Digital Holdings Ltd. (a)	154,067	1,977,599
Intercontinental Exchange, Inc.	3,062	491,880
JPMorgan Chase & Co.	3,213	677,493
Mastercard, Inc. - Class A	1,579	779,710
Nasdaq, Inc.	8,102	591,527
NU Holdings Ltd. - Class A (a)	85,157	1,162,393
PayPal Holdings, Inc. (a)	11,682	911,546
Plus500 Ltd.	45,805	1,533,427
Riot Platforms, Inc. (a)	277,822	2,061,439
Robinhood Markets, Inc. - Class A (a)	97,722	2,288,649
SBI Holdings, Inc.	65,017	1,490,562
The Bank of New York Mellon Corp.	5,570	400,260
The Goldman Sachs Group, Inc.	747	369,847
Visa, Inc. - Class A	2,130	585,644
WisdomTree, Inc.	52,316	522,637
		20,257,653
Industrials - 2.8%
Hitachi Ltd.	60,437	1,589,927
Siemens AG	780	157,450
		1,747,377
Technology - 44.1%(b)
Accenture PLC - Class A	2,511	887,588
Advanced Micro Devices, Inc. (a)	7,648	1,254,884
Block, Inc. (a)	13,132	881,551
Cisco Systems, Inc.	11,165	594,201
Cleanspark, Inc. (a)	261,427	2,441,728

	Shares	Value
Fujitsu Ltd.	75,272	$1,537,387
Hewlett Packard Enterprise Co.	38,801	793,869
Infosys Ltd. - ADR	24,921	554,991
International Business Machines Corp.	2,511	555,132
MARA Holdings, Inc. (a)	139,210	2,257,986
Micron Technology, Inc.	7,207	747,438
Microsoft Corp.	3,401	1,463,450
MicroStrategy, Inc. - Class A (a)	16,379	2,761,499
NTT Data Group Corp.	106,115	1,900,804
NVIDIA Corp.	19,122	2,322,176
Oracle Corp.	6,637	1,130,945
QUALCOMM, Inc.	7,882	1,340,334
Samsung Electronics Co. Ltd. - GDR	1,039	1,214,591
SAP SE - ADR	5,298	1,213,772
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,567	966,821
Texas Instruments, Inc.	3,075	635,203
		27,456,350
TOTAL COMMON STOCKS (Cost $51,422,309)		60,938,372
SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
First American Government Obligations Fund - 4.82% (c)	4,558,179	4,558,179
TOTAL SHORT-TERM INVESTMENTS (Cost $4,558,179)		4,558,179
TOTAL INVESTMENTS - 105.1% (Cost $55,980,488)		$65,496,551
Liabilities in Excess of Other Assets - (5.1)%		(3,197,587)
TOTAL NET ASSETS - 100.0%		$62,298,964

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
GDR - Global Depositary Receipt
PLC - Public Limited Company
SE - Societas Europeae
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

Siren ETF Trust
Statements of Assets and Liabilities
September 30, 2024 (Unaudited)

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments, at value	$58,976,163	$9,861,206	$65,496,551
Deposit with broker for securities sold short	—	2,460,595	—
Interest receivable	457	14,148	15,468
Dividends receivable	18,647	3,028	274,578
Receivable for investments sold	—	—	6,665,387
Foreign currency, at value	—	—	16,818
Total assets	58,995,267	12,338,977	72,468,802
LIABILITIES:
Securities sold short, at value	—	2,412,471	—
Payable to adviser	20,395	6,859	34,681
Interest payable	—	3,097	—
Dividends payable	—	758	—
Payable for investments purchased	—	—	10,135,152
Payable for expense and other liabilities	—	—	5
Total liabilities	20,395	2,423,185	10,169,838
NET ASSETS	$58,974,872	$9,915,792	$62,298,964
Net Assets Consists of:
Paid-in capital	$48,273,890	$13,521,394	$166,742,986
Total distributable earnings/(accumulated losses)	10,700,982	(3,605,602)	(104,444,022)
Total net assets	$58,974,872	$9,915,792	$62,298,964
Net assets	$58,974,872	$9,915,792	$62,298,964
Shares issued and outstanding	850,000	230,060	2,525,000
Net asset value per share	$69.38	$43.10	$24.67
Cost:
Investments, at cost	$47,384,254	$8,132,493	$55,980,488
Foreign currency, at cost	$—	$—	$16,722
Proceeds:
Securities sold short proceeds	$—	$2,303,743	$—

The accompanying notes are an integral part of these financial statements.

5

SIREN ETF TRUST
Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$370,049	$60,973	$402,896
Less: Dividend withholding taxes	—	—	(20,881)
Less: Issuance fees	—	—	(2,540)
Interest income	2,238	92,030	53,163
Total investment income	372,287	153,003	432,638
EXPENSES:
Investment advisory fee	122,256	42,504	234,114
Dividends on securities sold short	—	41,226	—
Borrowing fees on securities sold short	—	140	—
Total expenses	122,256	83,870	234,114
Net investment income	250,031	69,133	198,524
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	689,368	180,620	(3,538,789)
Securities sold short	—	(20,657)	—
Foreign currency translation	—	—	(175,100)
Net realized gain/(loss)	689,368	159,963	(3,713,889)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,131,240	295,213	(3,778,364)
Securities sold short	—	(108,728)	—
Foreign currency translation	—	—	(28,067)
Net change in unrealized appreciation/(depreciation)	2,131,240	186,485	(3,806,431)
Net realized and unrealized gain/(loss)	2,820,608	346,448	(7,520,320)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,070,639	$ 415,581	$(7,321,796)

The accompanying notes are an integral part of these financial statements.

6

Siren ETF Trust
Statements of Changes in Net Assets

	Siren DIVCON Leaders Dividend ETF		Siren DIVCON Dividend Defender ETF
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$250,031	$570,779	$69,133	$212,119
Net realized gain	689,368	2,126,829	159,963	699,871
Net change in unrealized appreciation	2,131,240	8,297,721	186,485	1,137,078
Net increase in net assets from operations	3,070,639	10,995,329	415,581	2,049,068
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(248,632)	(574,220)	(70,277)	(208,845)
Total distributions to shareholders	(248,632)	(574,220)	(70,277)	(208,845)
CAPITAL TRANSACTIONS:
Subscriptions	1,626,565	10,424,968	—	960,295
Redemptions	(3,258,948)	(5,530,620)	(1,001,730)	(5,584,463)
ETF transaction fees	—	—	—	488
Net increase (decrease) in net assets from capital transactions	(1,632,383)	4,894,348	(1,001,730)	(4,623,680)
Net increase (decrease) in net assets	1,189,624	15,315,457	(656,426)	(2,783,457)
NET ASSETS:
Beginning of the period	57,785,248	42,469,791	10,572,218	13,355,675
End of the period	$58,974,872	$57,785,248	$9,915,792	$10,572,218
SHARES TRANSACTIONS
Subscriptions	25,000	175,000	—	25,000
Redemptions	(50,000)	(100,000)	(25,000)	(150,000)
Total increase/(decrease) in shares outstanding	(25,000)	75,000	(25,000)	(125,000)

The accompanying notes are an integral part of these financial statements.

7

Siren ETF Trust
Statements of Changes in Net Assets(Continued)

	Siren Nasdaq NexGen Economy ETF
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$198,524	$444,287
Net realized gain/(loss)	(3,713,889)	6,947,456
Net change in unrealized appreciation/(depreciation)	(3,806,431)	11,797,484
Net increase/(decrease) in net assets from operations	(7,321,796)	19,189,227
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(327,329)	(512,224)
Total distributions to shareholders	(327,329)	(512,224)
CAPITAL TRANSACTIONS:
Subscriptions	605,960	6,895,775
Redemptions	(10,033,685)	(26,137,998)
ETF transaction fees	37	5,811
Net decrease in net assets from capital transactions	(9,427,688)	(19,236,412)
Net decrease in net assets	(17,076,813)	(559,409)
NET ASSETS:
Beginning of the period	79,375,777	79,935,186
End of the period	$62,298,964	$79,375,777
SHARES TRANSACTIONS
Subscriptions	25,000	250,000
Redemptions	(350,000)	(1,125,000)
Total decrease in shares outstanding	(325,000)	(875,000)

The accompanying notes are an integral part of these financial statements.

8

Siren DIVCON Leaders Dividend ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,			Period Ended November 1, 2020(a) to March 31, 2021	Year Ended October 31,
		2024	2023	2022		2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$66.04	$53.09	$54.92	$49.67	$42.71	$36.27	$31.76
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.70	0.62	0.45	0.21	0.37	0.50
Net realized and unrealized gain (loss) on investments(c)	3.34	12.94	(1.80)	5.89	7.00	6.46	4.51
Total from investment operations	3.63	13.64	(1.18)	6.34	7.21	6.83	5.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.69)	(0.65)	(0.42)	(0.25)	(0.39)	(0.50)
Net realized gains	—	—	—	(0.67)	—	—	(0.00)(d)
Total distributions	(0.29)	(0.69)	(0.65)	(1.09)	(0.25)	(0.39)	(0.50)
Net asset value, end of period	$69.38	$66.04	$53.09	$54.92	$49.67	$42.71	$36.27
Total return(e)	5.52%	25.86%	-2.01%	12.68%	16.91%	18.98%	15.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,975	$57,785	$42,470	$56,294	$39,737	$35,238	$31,735
Ratio of expenses to average net assets(f)	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of net investment income to average net assets(f)	0.88%	1.21%	1.23%	0.81%	1.09%	0.92%	1.50%
Portfolio turnover rate(e)(g)	0%	65%	54%	66%	47%(h)	2%	66%(h)

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
The accompanying notes are an integral part of these financial statements.

9

Siren DIVCON Dividend Defender ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,			Period Ended November 1, 2020(a) to March 31, 2021	Year Ended October 31,
		2024	2023	2022		2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$41.45	$35.14	$36.94	$36.08	$35.19	$30.63	$27.54
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.28	0.70	0.28	(0.19)	(0.02)	(0.22)	0.26
Net realized and unrealized gain (loss) on investments(c)	1.66	6.36	(1.69)	1.05	0.91	4.85	3.09
Total from investment operations	1.94	7.06	(1.41)	0.86	0.89	4.63	3.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.75)	(0.39)	—	—	(0.07)	(0.26)
Total distributions	(0.29)	(0.75)	(0.39)	—	—	(0.07)	(0.26)
Net asset value, end of period	$43.10	$41.45	$35.14	$36.94	$36.08	$35.19	$30.63
Total return(d)	4.72%	20.25%	-3.77%	2.37%	2.53%	15.12%	12.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,916	$10,572	$13,356	$33,430	$37,163	$47,686	$6,126
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.67%	1.60%	1.84%	1.74%	1.60%	1.64%	1.44%
After expense reimbursement/ recoupment(e)	1.67%	1.60%	1.70%	1.65%	1.49%	1.64%	1.44%
Ratio of net investment income (loss) to average net assets(e)	1.38%	1.87%	0.81%	(0.49)%	(0.16)%	(0.65)%	0.89%
Portfolio turnover rate(d)(f)	0%	99%	62%(g)	55%(g)	75%(g)	23%(h)	57%(g)

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(h)
Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020 (see Note 11 in the Notes to the Financial Statements). If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of these financial statements.

10

Siren Nasdaq NexGen Economy ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,			Period Ended November 1, 2020(a) to March 31, 2021	Year Ended October 31,
		2024	2023	2022		2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$27.85	$21.46	$37.27	$47.89	$33.08	$24.03	$21.19
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.14	0.25	0.24	0.12	0.29	0.34
Net realized and unrealized gain (loss) on investments(c)	(3.13)	6.41	(15.78)	(10.66)	14.83	8.97	2.86
Total from investment operations	(3.06)	6.55	(15.53)	(10.42)	14.95	9.26	3.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.16)	(0.28)	(0.20)	(0.14)	(0.21)	(0.36)
Total distributions	(0.12)	(0.16)	(0.28)	(0.20)	(0.14)	(0.21)	(0.36)
ETF transaction fees per share	0.00(d)	—	—	—	—	—	—
Net asset value, end of period	$24.67	$27.85	$21.46	$37.27	$47.89	$33.08	$24.03
Total return(e)	−9.79%	30.69%	−41.79%	−21.82%	45.25%	38.81%	15.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,299	$79,376	$79,935	$193,803	$301,688	$128,195	$67,277
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(f)	0.57%	0.62%	0.98%	0.53%	0.68%	1.01%	1.51%
Portfolio turnover rate(e)(g)	358%(h)	339%(h)	135%(h)	71%(h)	38%	18%	21%

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	During the year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
The accompanying notes are an integral part of these financial statements.

11

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)
1. ORGANIZATION
Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “Fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the six months ended September 30, 2024, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF. Each Fund is a diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) previously approved by the Board of Trustees of Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor Funds”) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NexGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to September 30 from October 31.
2. SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value per share (“NAV”).
Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An

12

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
3. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the six months ended September 30, 2024, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

13

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Short Sales: A Fund may sell securities it does not own in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the six months ended September 30, 2024, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.
A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.
(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.
Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.
Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the

14

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended September 30, 2024.
4. SECURITIES VALUATION
The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.
Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
If market quotations are not readily available or they are unreliable, securities are valued at fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs fair value determinations relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser has appointed an officer of the Adviser to carry out the Adviser’s responsibilities under Rule 2a-5 as valuation designee and has adopted policies and procedures in connection therewith.
The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index the Fund seeks to track. This may adversely affect a Fund’s ability to track its Index.
The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

15

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:
Siren DIVCON Leaders Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$58,924,252	$ —	$ —	$58,924,252
Money Market Funds	51,911	—	—	51,911
Total Assets	$58,976,163	$—	$—	$58,976,163

Refer to the Schedule of Investments for industry classifications.
Siren DIVCON Dividend Defender ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$8,548,872	$ —	$ —	$8,548,872
Money Market Funds	1,312,334	—	—	1,312,334
Total Assets	$9,861,206	$—	$—	$9,861,206
Liabilities:
Common Stocks	$(2,412,471)	$—	$—	$(2,412,471)
Total Liabilities	$(2,412,471)	$—	$—	$(2,412,471)

Refer to the Schedule of Investments for industry classifications.
Siren Nasdaq NexGen Economy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$60,938,372	$ —	$ —	$60,938,372
Money Market Funds	4,558,179	—	—	4,558,179
Total Assets	$65,496,551	$—	$—	$65,496,551

Refer to the Schedule of Investments for industry classifications.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

16

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of September 30, 2024, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust and the Funds.
Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
6. RELATED PARTIES
At September 30, 2024, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.
Pursuant to an agreement between the Trust, on behalf of the Funds, and Foreside Financial Services, LLC, dba ACA Group, certain employees of Foreside Financial Services, LLC serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
7. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2024, were as follows:
Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$—	$—
Siren DIVCON Dividend Defender ETF	$—	$57,970
Siren Nasdaq NexGen Economy ETF	$238,709,225	$246,811,946

The cost of in-kind purchases and the proceeds from in-kind redemptions for the six months ended September 30, 2024, were as follows:
In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$ 1,615,928	$ 3,236,404
Siren DIVCON Dividend Defender ETF	$—	$1,272,925
Siren Nasdaq NexGen Economy ETF	$569,777	$706,160

17

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
8. DISTRIBUTIONS TO SHAREHOLDERS AND OTHER INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended September 30, 2024 and September 30, 2023, were as follows:

	Six Months Ended September 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$248,632	$ —	$ —	$248,632
Siren DIVCON Dividend Defender ETF	70,277	—	—	70,277
Siren Nasdaq NexGen Economy ETF	327,329	—	—	327,329

	Fiscal Year Ended March 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$574,220	$ —	$ —	$574,220
Siren DIVCON Dividend Defender ETF	208,845	—	—	208,845
Siren Nasdaq NexGen Economy ETF	512,224	—	—	512,224

At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$48,337,976	$6,470,178	$70,898,218
Gross unrealized appreciation	9,622,492	1,702,701	14,557,321
Gross unrealized depreciation	(195,774)	(333,153)	(7,032,369)
Net unrealized appreciation/depreciation	9,426,718	1,369,548	7,524,952
Undistributed ordinary income	—	5,074	146,503
Other accumulated losses	(1,547,743)	(5,325,528)	(104,466,350)(a)
Total distributable earnings (accumulated losses)	$7,878,975	$(3,950,906)	$(96,794,895)

(a)	Includes other accumulated losses related to post 30-day wash sales of $953,086 and foreign currency translation of $15,562 that are not eligible to offset future capital gains.
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.
At March 31, 2024, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-In Capital
Siren DIVCON Leaders Dividend ETF	$(949,877)	$949,877
Siren DIVCON Dividend Defender ETF	$(394,227)	$394,227
Siren Nasdaq NexGen Economy ETF	$(3,270,025)	$3,270,025

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

18

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
At March 31, 2024, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses	Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$1,547,743	$—	$1,547,743
Siren DIVCON Dividend Defender ETF	$5,325,528(a)	$—	$5,325,528
Siren Nasdaq NexGen Economy ETF	$71,363,042	$32,134,660	$103,497,702

(a)
Includes losses of $760,247 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF. Utilization of these carry forwards is limited to a maximum of $164,767 per year.

During the six months ended September 30, 2024, the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF utilized short-term capital loss carryforwards of $1,147,377, $165,927 and $4,849,263, respectively.
9. RULE 12B-1 PLAN
The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.
As of September 30, 2024, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.
10. PRINCIPAL RISKS
In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:
Investments in Other Investment Companies: A Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by Sections 12(d)(1)(F) or (G) of the 1940 Act or any rule under the 1940 Act or any interpretation thereunder or order granted by the SEC. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. As of September 30, 2024, 9.5% of DFND’s net assets were invested in the First American Government Obligations Fund, a money market fund.
Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements.

19

Siren ETF Trust
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.
Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.
11. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events after September 30, 2024 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

20

Siren ETF Trust
Board of Trustees’ Approval of Advisory Agreement
As of September 30, 2024 (Unaudited)
The Board of Trustees (the “Trustees” or the “Board”) of Siren ETF Trust (the “Trust”) attended a meeting held on June 7, 2024 (the “Meeting”), called for the purpose of, among other things, considering and voting on the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF, each a series of the Trust (each, a “Fund” and together, the “Funds”), and SRN Advisors, LLC (the “Adviser”). The Board, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or the Adviser (“Independent Trustees”), voting separately, unanimously approved the continuation of the Investment Advisory Agreement with respect to the Funds based on the Board’s review of qualitative and quantitative information provided by the Adviser and other service providers, as applicable.
Prior to the Meeting: (a) the Board requested and received from the Adviser, and evaluated, a wide variety of information that the Board, including the Independent Trustees, deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (b) the Board received from legal counsel to the Trust, and evaluated, a memorandum regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement; and (c) the Independent Trustees discussed such information and memorandum in executive session outside of the presence of management.
At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services provided to each Fund by the Adviser; (b) the Adviser’s investment management personnel; (c) the Adviser’s compliance personnel and compliance program; (d) the Adviser’s operations and financial condition; (e) a comparison of each Fund’s investment advisory fee to the investment advisory fees charged to comparable funds; (f) the profitability of the Adviser with respect to its management of each Fund; (g) each Fund’s tracking error and performance as compared to its index, and each Fund’s performance as compared to the performance of comparable funds in its respective peer group; and (h) the terms of the Investment Advisory Agreement. A representative of the Adviser engaged in a dialogue with the Independent Trustees to help the Independent Trustees evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. A discussion of the factors considered by the Board follows:
•
Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser to each Fund, the Board considered the Adviser’s responses to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to each Fund. The Board considered that the Adviser is registered with the SEC, and the registration form (Form ADV) for the Adviser was available to the Board. The Board further considered the experience of the Adviser’s personnel in exchange traded fund portfolio management, trading and other operations gained over time through various industry roles. The Board reviewed the portfolio management services provided by the Adviser to each Fund, including the investment and risk management approaches for each Fund. The Board also considered the Adviser’s financial resources, compliance program and compliance personnel. The Board also reviewed the terms of the Investment Advisory Agreement and considered the Adviser’s commitment to managing the Funds.

The Board also considered other services provided to each Fund by the Adviser, such as services provided in connection with rebalancing each Fund’s portfolio, monitoring and managing the relationships with each Fund’s authorized participants, overseeing adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Fund by the Adviser supported renewal of the Investment Advisory Agreement.
•
Costs of Services Provided to each Fund; Profits Realized by the Adviser. The Board also reviewed statistical information regarding each Fund’s advisory fee. The Funds’ administrator prepared the report based on information provided by an independent, third-party data provider to help the Board compare each Fund’s advisory fee to those of comparable funds in the Fund’s peer group, as determined by the data provider.

The Board further noted that the Adviser, in the Investment Advisory Agreement, agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and

21

Siren ETF Trust
Board of Trustees’ Approval of Advisory Agreement
As of September 30, 2024 (Unaudited)(Continued)
other services, except for the advisory fee, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and interest expenses associated with securities sold short, non-routine expenses and fees and expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Board also reviewed a report discussing the Adviser’s profitability with respect to its management of each Fund. The Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature, extent and quality of the services provided to each Fund by the Adviser. The Trustees further concluded that the profitability of the Adviser with respect to its management of the Funds was reasonable.
•
Economies of Scale. The Board considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, particularly on a fund-by-fund basis. The Trustees noted that the Funds are still not yet of a sufficient asset size to be experiencing economies of scale and that they intend to continue monitoring the existence of economies of scale as the Funds’ assets grow.

•
Fund Performance. The Trustees considered each Fund’s performance and tracking error relative to its respective benchmark index over various periods of time and noted that each Fund’s performance trailed the performance of its respective benchmark index over various trailing periods. The Trustees also considered each Fund’s performance relative to the performance of comparable funds in its respective peer group. A representative from the Adviser provided information regarding and led discussions of factors impacting the performance and tracking error of the Funds, outlining current market conditions, and explaining the Adviser’s expectations for the future. The Trustees also considered the Adviser’s strategies to reduce BLCN’s tracking error. The Board concluded, within the context of its full deliberations, that each Fund’s tracking error and performance supported renewal of the Investment Advisory Agreement.

•
“Fall-Out” Benefits. The Trustees also considered that the Adviser may experience reputational “fall-out” benefits based on the success of each Fund, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

Approval of the Investment Advisory Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreement, including the fees paid by each Fund thereunder, were fair and reasonable and agreed to renew the Investment Advisory Agreement with respect to each Fund for an additional one-year term. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

22

Siren ETF Trust
Additional Information
September 30, 2024 (Unaudited)
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Disclosure of Portfolio Holdings
Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (800) SEC-0330 or by accessing the SEC’s website at http://www.sec.gov.
The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

23

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, Principal Executive Officer

Date	12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, Principal Executive Officer

Date	12/4/2024

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer

Date	12/5/2024

* Print the name and title of each signing officer under his or her signature.